Reserve Factoring (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Factoring [Line Items]
Factoring operations	R$ 753,352	R$ 3,694
Addition	391,676	1,541,948
Interest incurred	17,010	79,460
Interest paid	(39,714)	(53,476)
Payment	(831,477)	(818,274)
Factoring operations	R$ 290,847	R$ 753,352